Summary of Significant Accounting Principles - Schedule of Computation of Basic and Diluted Loss Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share, Diluted [Abstract]
Net loss from continuing operations	$ (20,204,000)	$ (26,254,000)
Net (loss) income on discontinued operation	(38,591,000)	6,485,000
Net loss	$ (58,795,000)	$ (19,769,000)
Net loss per share from continuing operations, basic	$ (60.93)	$ (479.63)
Net (loss) income per share from discontinued operation	$ (116.37)	$ 118.47
Net loss per share of common stock, basic and diluted	$ (177.3)	$ (361.16)
Weighted average common shares outstanding, basic	331,615	54,738
Weighted average common shares outstanding, diluted	331,615	54,738
Net loss per share, basic	$ (177.3)	$ (361.16)
Net loss per share, diluted	$ (177.3)	$ (361.16)